Income Taxes 6 (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended	8 Months Ended	1 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Jul. 29, 2012	Dec. 29, 2013	Dec. 28, 2014	Dec. 23, 2012	Jul. 31, 2013
Income Tax Contingency [Line Items]
Tax benefits related to stock options and other equity instruments	$ 47,000,000	$ 21,000,000	$ 17,000,000
Deferred Tax Assets related to business classified as held for sale		55,000,000
Deferred Tax Liabilities related to business classified as held for sale		5,000,000
Valuation Allowance related to business classified as held for sale		54,000,000
Foreign operating loss carryforwards						321,000,000
Operating loss carryforwards subject to expiration						93,000,000
Operating loss carryforwards not subject to expiration						228,000,000
Deferred tax asset operating loss carryforwards						1,000,000
Deferred tax asset state and local operating loss carryforwards						22,000,000
Unrecognized tax benefits that would impact effective tax rate		38,000,000			45,000,000	58,000,000
Interest on income tax expense		4,000,000	10,000,000
Income tax penalties expense		6,000,000	5,000,000
Interest on income taxes accrued		9,000,000			11,000,000	13,000,000
Income tax penalties accrued		7,000,000			9,000,000	8,000,000
Amount unrecognized tax benefits may decrease in the next 12 months						25,000,000
Undistributed earnings of foreign subsidiaries					4,200,000,000
Tax Free Reorganization [Member] | Foreign Subsidiary [Member]
Income Tax Contingency [Line Items]
Benefit from income taxes		63,000,000
Expected tax adjustment		91,000,000
Tax amortization period		10 years	20 years
Assets Revaluation [Member] | Foreign Subsidiary [Member]
Income Tax Contingency [Line Items]
Benefit from income taxes		13,000,000	35,000,000
Expected tax adjustment					95,000,000
Change in deferred tax assets			220,000,000	82,000,000
Taxes payable		13,000,000	35,000,000
Payments for other taxes		18,000,000	10,000,000		16,000,000	4,000,000
Predecessor [Member]
Income Tax Contingency [Line Items]
Tax benefit from reversal of uncertain tax liability		15,000,000	15,000,000
Benefit from income taxes	61,000,000	242,000,000	245,000,000				143,000,000
Interest on income tax expense	2,000,000
Tax on income of foreign subsidiaries	4.30%	(4.80%)	(5.60%)
Successor [Member]
Income Tax Contingency [Line Items]
Tax benefit from reversal of uncertain tax liability					107,000,000
Benefit from income taxes					(232,000,000)	131,000,000
Change in valuation allowance		(45,000,000)			(32,000,000)	(14,000,000)
Interest on income tax expense					$ 1,000,000	$ 3,000,000
Tax on income of foreign subsidiaries					2.00%	(8.30%)		(3.00%)
United Kingdom [Member] | Predecessor [Member]
Income Tax Contingency [Line Items]
Tax on income of foreign subsidiaries		(2.00%)	(2.00%)